Other Accounts Receivable	12 Months Ended
Dec. 31, 2021
Other Accounts Receivable Abstract
OTHER ACCOUNTS RECEIVABLE

NOTE 6 - OTHER ACCOUNTS RECEIVABLE:

	December 31, 2021	December 31, 2020
Prepaid expenses	1,033	722
Institutions	331	386
Advances to suppliers	194	128
other	147	184
Total other accounts receivable	1,705	1,420
Less long-term portion of prepaid expenses	(213)	-
Total current other accounts receivable	1,492	1,420